                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                      811-1

                      (Investment Company Act File Number)

                       Federated Stock and Bond Fund, Inc.
         _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 10/31/03

               Date of Reporting Period: Six months ended 4/30/03

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated Stock and Bond Fund, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2003	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$15.61	$17.22	$18.78	$18.71	$19.14	$20.46
Income From Investment Operations:
Net investment income	0.18	0.39	0.48	0.55	0.55	0.65
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	0.42	(1.62)	(1.04)	0.48	0.45	1.37

TOTAL FROM INVESTMENT OPERATIONS	0.60	(1.23)	(0.56)	1.03	1.00	2.02

Less Distributions:
Distributions from net investment income	(0.17)	(0.38)	(0.53)	(0.54)	(0.53)	(0.69)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--	--	(0.47)	(0.42)	(0.90)	(2.65)

TOTAL DISTRIBUTIONS	(0.17)	(0.38)	(1.00)	(0.96)	(1.43)	(3.34)

Net Asset Value, End of Period	$16.04	$15.61	$17.22	$18.78	$18.71	$19.14

Total Return[1]	3.86%	(7.32)%	(3.12)%	5.79%	5.35%	11.09%

Ratios to Average Net Assets:

Expenses	1.30%[2,3]	1.26%[3]	1.31%	1.29%	1.25%	1.25%

Net investment income	2.26%[2]	2.32%	2.64%	2.98%	2.85%	3.30%

Expense waiver/reimbursement[4]	0.00%[2,5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.07%

Supplemental Data:

Net assets, end of period (000 omitted)	$197,753	$184,294	$175,854	$177,236	$209,985	$196,149

Portfolio turnover	49%	54%	28%	26%	46%	53%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 The expense ratio is calculated without the reduction for fees paid indirectly for directed brokerage arrangements.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2003	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$15.58	$17.19	$18.75	$18.68	$19.10	$20.45
Income From Investment Operations:
Net investment income	0.12	0.26	0.35	0.41	0.42	0.50
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	0.42	(1.62)	(1.05)	0.49	0.45	1.37

TOTAL FROM INVESTMENT OPERATIONS	0.54	(1.36)	(0.70)	0.90	0.87	1.87

Less Distributions:
Distributions from net investment income	(0.11)	(0.25)	(0.39)	(0.41)	(0.39)	(0.57)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--	--	(0.47)	(0.42)	(0.90)	(2.65)

TOTAL DISTRIBUTIONS	(0.11)	(0.25)	(0.86)	(0.83)	(1.29)	(3.22)

Net Asset Value, End of Period	$16.01	$15.58	$17.19	$18.75	$18.68	$19.10

Total Return[1]	3.48%	(8.02)%	(3.85)%	5.02%	4.63%	10.26%

Ratios to Average Net Assets:

Expenses	2.05%[2,3]	2.01%[3]	2.06%	2.04%	2.00%	2.00%

Net investment income	1.51%[2]	1.57%	1.89%	2.26%	2.10%	2.55%

Expense waiver/reimbursement[4]	0.00%[2,5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.07%

Supplemental Data:

Net assets, end of period (000 omitted)	$61,988	$59,165	$60,058	$48,898	$53,154	$26,487

Portfolio turnover	49%	54%	28%	26%	46%	53%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 The expense ratio is calculated without the reduction for fees paid indirectly for directed brokerage arrangements.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2003	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$15.54	$17.15	$18.70	$18.63	$19.07	$20.42
Income From Investment Operations:
Net investment income	0.12	0.26	0.35	0.41	0.42	0.50
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	0.42	(1.62)	(1.04)	0.49	0.43	1.37

TOTAL FROM INVESTMENT OPERATIONS	0.54	(1.36)	(0.69)	0.90	0.85	1.87

Less Distributions:
Distributions from net investment income	(0.11)	(0.25)	(0.39)	(0.41)	(0.39)	(0.57)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--	--	(0.47)	(0.42)	(0.90)	(2.65)

TOTAL DISTRIBUTIONS	(0.11)	(0.25)	(0.86)	(0.83)	(1.29)	(3.22)

Net Asset Value, End of Period	$15.97	$15.54	$17.15	$18.70	$18.63	$19.07

Total Return[1]	3.49%	(8.03)%	(3.81)%	5.04%	4.52%	10.21%

Ratios to Average Net Assets:

Expenses	2.05%[2,3]	2.01%[3]	2.06%	2.04%	2.00%	2.00%

Net investment income	1.51%[2]	1.57%	1.89%	2.26%	2.10%	2.55%

Expense waiver/reimbursement[4]	0.00%[2,5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.07%

Supplemental Data:

Net assets, end of period (000 omitted)	$23,686	$22,567	$24,032	$21,909	$20,385	$10,312

Portfolio turnover	49%	54%	28%	26%	46%	53%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 The expense ratio is calculated without the reduction for fees paid indirectly for directed brokerage arrangements.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class K Shares

(For a Share Outstanding Throughout Each Period)

Period Ended (unaudited) 4/30/2003 [1]
Net Asset Value, Beginning of Period	$15.61
Income From Investment Operations:
Net investment income	0.01
Net realized and unrealized gain on investments, foreign currency transactions and futures contracts	0.42

TOTAL FROM INVESTMENT OPERATIONS	0.43

Net Asset Value, End of Period	$16.04

Total Return[2]	2.75%

Ratios to Average Net Assets:

Expenses	1.80%[3,4]

Net investment income	1.76%[3]

Expense waiver/reimbursement[5]	0.00%[3,6]

Supplemental Data:

Net assets, end of period (000 omitted)	$0 [7]

Portfolio turnover	49%[8]

1 Reflects operations for the period from April 8, 2003 (start of performance) to April 30, 2003.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 The expense ratio is calculated without the reduction for fees paid indirectly for directed brokerage arrangements.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

6 Represents less than 0.01%.

7 Represents less than $1,000.

8 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the six months ended April 30, 2003.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

April 30, 2003 (unaudited)

Shares			Value
		STOCKS--57.2%
		COMMON STOCKS--55.4%
		Consumer Discretionary--5.3%
93,900	[1]	AOL Time Warner, Inc.	$1,284,552
24,400	[1]	Clear Channel Communications, Inc.	954,284
40,500	[1]	Comcast Corp., Class A	1,292,355
22,600		Gannett Co., Inc.	1,711,272
28,800		Home Depot, Inc.	810,144
28,000	[2]	Interpublic Group Cos., Inc.	319,200
16,700		Johnson Controls, Inc.	1,373,408
5,500	[1]	Kohl's Corp.	312,400
19,700		Lowe's Cos., Inc.	864,633
18,100	[2]	Nike, Inc., Class B	968,893
15,500		Omnicom Group, Inc.	959,450
55,900		Target Corp.	1,869,296
40,200	[1]	Viacom, Inc., Class B	1,745,082
25,900		Walt Disney Co.	483,294

		TOTAL	14,948,263

		Consumer Staples--6.8%
23,000		Altria Group, Inc.	707,480
17,300		Anheuser-Busch Cos., Inc.	862,924
61,700		Coca-Cola Co.	2,492,680
42,200	[1]	Costco Wholesale Corp.	1,461,386
31,200		Gillette Co.	950,040
107,100	[1]	Kroger Co.	1,531,530
13,800		McCormick & Co., Inc.	342,102
45,700		PepsiCo, Inc.	1,977,896
26,500		Procter & Gamble Co.	2,381,025
27,200		UST, Inc.	852,176
26,600		Walgreen Co.	820,876
67,400		Wal-Mart Stores, Inc.	3,795,968
18,900		Wrigley (Wm.), Jr. Co.	1,071,819
		TOTAL	19,247,902
Shares			Value
		STOCKS--continued
		COMMON STOCKS--continued
		Energy--4.3%
16,900		Anadarko Petroleum Corp.	$750,360
21,300		BP Amoco PLC, ADR	820,902
36,800	[2]	Baker Hughes, Inc.	1,030,400
32,800		ChevronTexaco Corp.	2,060,168
14,900		ConocoPhillips	749,470
100,500		Exxon Mobil Corp.	3,537,600
41,600		Royal Dutch Petroleum Co., ADR	1,700,608
40,700		Schlumberger Ltd.	1,706,551
		TOTAL	12,356,059
		Financials--8.4%
27,400		American International Group, Inc.	1,587,830
1,000	[1]	Arcadia Financial Ltd. - Warrants	10
11,700		Bank One Corp.	421,785
31,400		Bank of America Corp.	2,325,170
64,100		Bank of New York Co., Inc.	1,695,445
103,700		Citigroup, Inc.	4,070,225
14,500		Federal Home Loan Mortgage Corp.	839,550
17,700		Federal National Mortgage Association	1,281,303
11,700		Fifth Third Bancorp	576,693
18,500		FleetBoston Financial Corp.	490,620
2,200		Goldman Sachs Group, Inc.	166,980
33,300		Lehman Brothers Holdings, Inc.	2,096,901
41,100		Lincoln National Corp.	1,313,556
46,100		Marsh & McLennan Cos., Inc.	2,198,048
12,900		Morgan Stanley	577,275
3,500		SLM Holding Corp.	392,000
12,600		Wachovia Corp.	481,446
40,200		Washington Mutual, Inc.	1,587,900
33,900		Wells Fargo & Co.	1,636,014
		TOTAL	23,738,751
Shares			Value
		STOCKS--continued
		COMMON STOCKS--continued
		Healthcare--9.9%
30,000		Abbott Laboratories	$1,218,900
20,100	[1]	Amgen, Inc.	1,232,331
13,900	[1]	Anthem, Inc.	954,096
51,100		Baxter International, Inc.	1,175,300
25,600	[1]	Biogen, Inc.	972,544
39,300		Bristol-Myers Squibb Co.	1,003,722
13,500		Cardinal Health, Inc.	746,280
26,600		Guidant Corp.	1,037,134
48,800		Johnson & Johnson	2,750,368
35,900		Lilly (Eli) & Co.	2,291,138
9,200		Medtronic, Inc.	439,208
46,200		Merck & Co., Inc.	2,687,916
53,250		Mylan Laboratories, Inc.	1,505,378
186,600		Pfizer, Inc.	5,737,950
87,400		Schering Plough Corp.	1,581,940
28,000	[1]	St. Jude Medical, Inc.	1,468,880
27,200		Wyeth	1,184,016
		TOTAL	27,987,101
		Industrials--6.2%
18,400		3M Co.	2,319,136
16,800	[2]	Caterpillar, Inc.	883,680
22,700		Danaher Corp.	1,565,846
18,400		Deere & Co.	810,152
22,000		Eaton Corp.	1,805,540
143,400		General Electric Co.	4,223,130
31,100		Lockheed Martin Corp.	1,556,555
50,700		Raytheon Co.	1,517,451
36,700		Textron, Inc.	1,082,283
27,800		Tyco International Ltd.	433,680
66,100		Waste Management, Inc.	1,435,692
		TOTAL	17,633,145
Shares			Value
		STOCKS--continued
		COMMON STOCKS--continued
		Information Technology--7.8%
136,200	[1]	Applied Materials, Inc.	$1,988,520
94,600	[1]	Cisco Systems, Inc.	1,422,784
53,900	[1]	Dell Computer Corp.	1,558,249
132,000	[1]	EMC Corp. Mass	1,199,880
23,200		Electronic Data Systems Corp.	421,080
45,000	[1]	FIserv, Inc.	1,324,800
49,500		Hewlett-Packard Co.	806,850
62,300		Intel Corp.	1,146,320
27,800		International Business Machines Corp.	2,360,220
17,600	[1]	Intuit, Inc.	682,528
26,100	[1]	Lexmark International Group, Class A	1,944,711
173,200		Microsoft Corp.	4,428,724
51,700		Nokia Oyj, ADR, Class A	856,669
109,000	[1]	Oracle Corp.	1,294,920
34,000	[1]	SunGuard Data Systems, Inc.	731,000
		TOTAL	22,167,255
		Materials--1.8%
64,700		Alcoa, Inc.	1,483,571
57,000		International Paper Co.	2,037,750
43,800		MeadWestvaco Corp.	1,033,242
35,300		Monsanto Co.	614,220
		TOTAL	5,168,783
		Telecommunication Services--2.6%
96	[1]	AT&T Canada, Inc., Class A	2,579
5,177	[1]	AT&T Canada, Inc., Class B	139,727
47,200		BellSouth Corp.	1,203,128
92,600		SBC Communications, Inc.	2,163,136
100,800		Sprint Corp. (FON Group)	1,160,208
74,400		Verizon Communications	2,781,072
		TOTAL	7,449,850
Shares or Principal Amount			Value
		STOCKS--continued
		COMMON STOCKS--continued
		Utilities--2.3%
54,800		Cinergy Corp.	$1,870,872
11,100		FPL Group, Inc.	675,657
29,300		FirstEnergy Corp.	988,289
67,800		NiSource, Inc.	1,281,420
37,000		Sempra Energy	993,080
22,900		Southern Co.	666,161
		TOTAL	6,475,479
		TOTAL COMMON STOCKS (IDENTIFIED COST $163,361,015)	157,172,588
		FUTURES CONTRACT COLLATERAL--1.8%
$5,000,000	[3]	United States Treasury Bill, 6/26/2003 (identified cost $4,990,472)	4,991,300
		TOTAL STOCKS (IDENTIFIED COST $168,351,487)	162,163,888
		ASSET-BACKED SECURITIES--0.2%
613,985	[4]	125 Home Loan Owner Trust 1998-1A B1, 9.26%, 02/15/2029	644,205
92,013	[4]	SMFC Trust Asset-Backed Certificates, Series 1997-A 4, 4.425%, 1/28/2025	70,735
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $697,860)	714,940
		COLLATERALIZED MORTGAGE OBLIGATION--0.9%
2,688,632		Federal National Mortgage Association, 1.820%, 9/25/2032 (IDENTIFIED COST $2,686,952)	2,696,429
		CORPORATE BONDS--13.4%
		Basic Ind. - Chemicals--0.1%
400,000	[4]	Fertinitro Finance, Company Guarantee, 8.29%, 4/01/2020	155,000
		Basic Ind. - Metals & Mining--0.3%
500,000		Great Central Mining, 8.875%, 4/01/2008	302,500
500,000	[4]	Normandy Finance Ltd., Company Guarantee, 7.5%, 7/15/2005	532,445
		TOTAL	834,945
		Basic Ind. - Paper--0.0%
150,000		Pope & Talbot, Inc., 8.375%, 6/1/2013	137,250
		Cap. Goods - Diversified Manufacturing--0.2%
500,000		Kennametal, Inc., 7.2%, 6/15/2012	526,625
		Cap. Goods - Environmental--0.4%
1,000,000		Waste Management, Inc., Deb., 8.75%, 5/01/2018	1,192,970
		Cap. Goods- Aerospace & Defense--0.6%
500,000	[2]	Boeing Capital Corp., 6.5%, 2/15/2012	540,315
50,000		Lockheed Martin Corp., Note, 8.2%, 12/01/2009	61,826
500,000		Raytheon Co., Note, 6.3%, 3/15/2005	536,315
500,000		Raytheon Co., Unsecd. Note, 5.375%, 4/01/2013	517,575
		TOTAL	1,656,031
Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Media & Cable--0.2%
$250,000		Comcast Corp., Note, 6.875%, 6/15/2009	$279,630
250,000		Cox Communications Inc., Medium Term Note, 6.69%, 9/20/2004	263,692
		TOTAL	543,322
		Communications - Media Noncable--0.9%
500,000		Clear Channel Communicate, 7.65%, 9/15/2010	588,135
500,000		News America Holdings, Sr. Deb., 9.25%, 2/1/2013	643,150
250,000		Reed Elsevier, Inc., 6.75%, 8/01/2011	287,115
1,000,000		Univision Communications, Inc., 7.85%, 7/15/2011	1,166,260
		TOTAL	2,684,660
		Communications - Telecom Wirelines--0.7%
200,000		CenturyTel, Inc., 8.375%, 10/15/2010	246,080
250,000		Citizens Communications Co., Unsecd. Note, 9.25%, 5/15/2011	314,687
1,100,000		Verizon Global Funding, Note, 7.25%, 12/01/2010	1,287,220
		TOTAL	1,847,987
		Consumer Cyclical - Automotive--0.3%
250,000		Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031	224,665
500,000		General Motors Corp., Note, 7.2%, 1/15/2011	507,810
		TOTAL	732,475
		Consumer Cyclical - Entertainment--0.7%
750,000		AOL Time Warner, Inc., Note, 6.75%, 4/15/2011	816,390
1,000,000		International Speedway Co, 7.875%, 10/15/2004	1,069,630
		TOTAL	1,886,020
		Consumer Cyclical - Retailers--0.6%
500,000		CVS Corp., 5.625%, 3/15/2006	544,200
1,250,000		Shopko Stores, Sr. Note, 9.25%, 3/15/2022	1,043,750
200,000		Target Corp., Unsecd. Note, 7.5%, 8/15/2010	240,426
		TOTAL	1,828,376
		Consumer Non - Food/Beverage--0.1%
300,000		Kellogg Co., 6.6%, 4/01/2011	343,257
		Consumer Products--0.3%
700,000		Albecca, Inc., Company Guarantee, 10.75%, 8/15/2008	753,375
		Energy - Integrated--0.2%
250,000		Conoco Funding Co., 7.25%, 10/15/2031	304,045
250,000		Conoco, Inc., 5.45%, 10/15/2006	272,750
35,000		Petro-Canada, Inc., Deb., 7%, 11/15/2028	37,072
		TOTAL	613,867
Principal Amount			Value
		CORPORATE BONDS--continued
		Energy - Oil Field Services--0.0%
$50,000		Noble Drilling Corp., Sr. Note, 7.5%, 3/15/2019	$56,461
		Finance - Automotive--0.3%
250,000		Ford Motor Credit Corp., Note, 7.375%, 10/28/2009	255,082
500,000		General Motors Acceptance, 7.5%, 7/15/2005	537,035
		TOTAL	792,117
		Financial Inst. - Banking--1.2%
750,000		FirstBank Puerto Rico, Sub. Note, 7.625%, 12/15/2005	792,068
60,000		HSBC USA, Inc., Sub. Note, 6.625%, 3/01/2009	67,998
500,000		J.P. Morgan Chase & Co., 5.75%, 1/02/2013	533,145
200,000		Northern Trust Corp., 4.6%, 2/01/2013	203,452
491,084	[4]	Regional Diversified Funding, 9.25%, 3/15/2030	578,733
1,100,000		US BANK NA, 6.3%, 2/04/2014	1,263,152
		TOTAL	3,438,548
		Financial Inst. - Brokerage--0.6%
250,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	256,162
550,000		Goldman Sachs Group, Inc., 6.6%, 1/15/2012	620,620
500,000		Lehman Brothers Holdings, 7.875%, 8/15/2010	600,770
250,000		Morgan Stanley Group, In, 5.3%, 3/01/2013	258,543
		TOTAL	1,736,095
		Financial Inst. - Finance Noncaptive--0.1%
30,000		Heller Financial, Inc., Note, 7.375%, 11/01/2009	35,511
300,000		Household Finance Corp., Unsecd. Note, 5.75%, 1/30/2007	326,817
55,000		Newcourt Credit Group, In, Company Guarantee, 6.875%, 2/16/2005	58,660
		TOTAL	420,988
		Financial Inst. - Insurance - Life--1.0%
250,000		Delphi Financial Group, Note, 8.00%, 10/1/2003	254,282
1,250,000		Delphi Funding, 9.31%, 3/25/2027	998,687
750,000	[4]	Life Re Capital Trust I, Company Guarantee, 8.72%, 6/15/2027	832,403
750,000	[4]	Union Central Life Ins Co, Note, 8.2%, 11/1/2026	789,900
		TOTAL	2,875,272
		Financial Inst. - Reits--0.5%
675,000		EOP Operating LP, 7.375%, 11/15/2003	693,522
45,000		Mack-Cali Realty Corp., Note, 7.25%, 3/15/2009	51,350
500,000	[4]	Simon Property Group, In, 6.35%, 8/28/2012	539,460

		TOTAL	1,284,332
		Financial Intermediaries--0.2%
500,000	[4]	Fidelity Investments, 4.75%, 3/01/2013	504,765
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Services--0.0%
$45,000		Associates Corp. of North America, Sr. Note, 5.5%, 2/15/2004	$46,505
		Food & Drug Retailers--0.5%
500,000	[2]	Albertsons, Inc., 7.5%, 2/15/2011	580,815
125,000		Meyer (Fred), Inc., Company Guarantee, 7.45%, 3/01/2008	143,676
750,000		Safeway, Inc., Note, 7.25%, 9/15/2004	799,380

		TOTAL	1,523,871
		Food Products--0.1%
250,000		General Mills, Inc., 6%, 2/15/2012	275,208
		Healthcare--0.1%
250,000		HCA - The Healthcare Corp., 6.95%, 5/01/2012	268,675
		Insurance - Multi-line--0.3%
400,000		AXA-UAP, Sub. Note, 8.6%, 12/15/2030	480,960
250,000	[4]	Travelers Property Casualty, 5%, 3/15/2013	252,910
		TOTAL	733,870
		Metal & Mining--0.1%
250,000		BHP Finance (USA), Inc., 4.8%, 4/15/2013	254,953
		Oil & Gas--0.7%
250,000		Devon Financing Corp., 6.875%, 9/30/2011	288,315
500,000		Devon Financing Corp., 7.875%, 9/30/2031	620,140
1,000,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	1,202,500
		TOTAL	2,110,955
		State/Provincial--0.2%
650,000		New South Wales, State of, Local Gov't. Guarantee, 6.5%, 5/01/2006	425,881
		Supranational--0.1%
300,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	323,505
		Technology Services--0.3%
250,000		Computer Sciences Corp., 5%, 2/15/2013	254,252
500,000		International Business Machines Corp., 4.875%, 10/01/2006	538,245
		TOTAL	792,497
		Telecommunications & Cellular--0.1%
50,000	[2]	Insight Midwest LP, Sr. Note, 9.75%, 10/01/2009	53,938
260,000		Tritel PCS, Inc., Sr. Sub. Note, 10.375%, 1/15/2011	307,450
		TOTAL	361,388
		Transportation - Airlines--0.1%
53,870		Northwest Airlines Pass, Pass Thru Cert., 7.575%, 3/01/2019	51,311
255,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	268,750
		TOTAL	320,061
Principal Amount			Value
		CORPORATE BONDS--continued
		Transportation - Railroads--0.1%
$200,000		Canadian Pacific RR, 6.25%, 10/15/2011	$223,768
		Utilities--0.2%
100,000		CMS Energy Corp., 8.375%, 7/01/2003	99,500
75,000		Calpine Corp., Note, 7.75%, 4/15/2009	54,375
250,000		Duke Energy Corp., Note, 6.25%, 1/15/2012	274,820
25,000	[1]	NRG Energy, Inc., Bond, 1.00%, 11/01/2003	9,375
		TOTAL	438,070
		Utility - Electric--1.0%
200,000		Arizona Public Service Co, 6.375%, 10/15/2011	219,200
250,000		FirstEnergy Corp., 6.45%, 11/15/2011	270,975
250,000		FirstEnergy Corp., 7.375%, 11/15/2031	275,343
750,000		Homer City Funding, Sr. Secd. Note, 8.734%, 10/01/2026	751,875
250,000	[4]	Israel Electric Corp. Ltd., 7.95%, 5/30/2011	266,590
500,000		MidAmerican Energy Co., Unsecd. Note, 6.75%, 12/30/2031	568,725
500,000		Oncor, Inc., Deb., 7%, 9/01/2022	553,075
		TOTAL	2,905,783
		TOTAL CORPORATE BONDS (IDENTIFIED COST $36,364,370)	37,849,728
		GOVERNMENT AGENCIES--1.9%
1,000,000		Federal Home Loan Mortgage Corp., 3.250%, 11/15/2004	1,028,120
2,000,000		Federal Home Loan Mortgage Corp., 4.050%, 6/21/2005	2,053,200
1,500,000		Federal Home Loan Mortgage Corp., 5.750%, 4/15/2008	1,686,915
500,000		Federal National Mortgage Association, 4.375%, 10/15/2006	533,115
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $4,900,080)	5,301,350
		GOVERNMENTS/AGENCIES--1.6%
700,000		Austria, Government of, Bond, Series 98 1, 5%, 1/15/2008	841,011
550,000		Canada, Government of, Series WU42, 5%, 9/01/2004	391,677
750,000		Germany, Government of, Bond, 3.75%, 1/04/2009	850,735
700,000		Germany, Government of, Bond, 5.25%, 1/04/2011	851,389
700,000		Germany, Government of, Bond, Series 139, 4%, 2/16/2007	808,107
500,000		Quebec, Province of, 5.75%, 2/15/2009	559,000
250,000		Quebec, Province of, Deb., 7.5%, 9/15/2029	323,965

		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $3,683,341)	4,625,884
Principal Amount			Value
		MORTGAGE BACKED SECURITIES--3.7%
$999,901		Federal Home Loan Mortgage Corp. Pool C01435, 6.000%, 30 Year, 12/1/2032	$1,040,837
80,691		Federal Home Loan Mortgage Corp. Pool C25621, 6.500%, 5/1/2029	84,448
21,385		Federal Home Loan Mortgage Corp. Pool E77591, 6.500%, 7/1/2014	22,708
21,961		Federal National Mortgage Association Pool 303168, 9.500%, 30 Year, 2/1/2025	24,281
18,772		Federal National Mortgage Association Pool 323159, 7.500%, 4/1/2028	20,103
8,884		Federal National Mortgage Association Pool 323970, 7.000%, 15 Year, 10/1/2014	9,506
34,286		Federal National Mortgage Association Pool 443215, 6.000%, 10/1/2028	35,808
50,269		Federal National Mortgage Association Pool 511365, 7.000%, 8/1/2029	53,190
4,838		Federal National Mortgage Association Pool 514184, 7.500%, 9/1/2029	5,169
4,331,130		Federal National Mortgage Association Pool 657348, 5.000%, 15 Year, 9/1/2017	4,467,821
20,645		Government National Mortgage Association Pool 352214, 7.000%, 4/15/2023	22,058
9,312		Government National Mortgage Association Pool 462739, 7.500%, 5/15/2028	9,972
9,162		Government National Mortgage Association Pool 464835, 6.500%, 9/15/2028	9,669
783,701		Government National Mortgage Association Pool 548300, 5.000%, 30 Year, 12/15/2032	790,558
338,108		Government National Mortgage Association Pool 548302, 5.000%, 30 Year, 1/15/2033	341,067
1,870,361		Government National Mortgage Association Pool 553004, 5.000%, 30 Year, 1/15/2033	1,901,335
1,489,869		Government National Mortgage Association Pool 589575, 5.500%, 30 Year, 10/15/2032	1,537,828
17,331		Government National Mortgage Association Pool 780339, 8.000%, 30 Year, 12/15/2023	19,010
		TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $10,229,461)	10,395,368
		U.S. TREASURY--1.7%
750,000		United States Treasury Bond, 6.875%, 8/15/2025	955,665
750,000		United States Treasury Bond, 8.125%, 5/15/2021	1,060,665
790,000	[2]	United States Treasury Bond, 8.750%, 5/15/2017	1,148,091
730,000	[2]	United States Treasury Note, 3.250%, 8/15/2007	749,732
700,000		United States Treasury Note, 7.875%, 11/15/2004	769,566

		TOTAL U.S. TREASURY (IDENTIFIED COST $4,330,225)	4,683,719
Shares			Value
		MUTUAL FUNDS--20.9%
		High Yield Bond--2.2%
955,809		High Yield Bond Portfolio	$6,241,435
		Mortgage Backed Securities--10.8%
2,960,363		Federated Mortgage Core Portfolio	30,521,346
		Money Market Funds--7.9%
16,078,898		Prime Value Obligations Fund, Class IS	16,078,898
6,432,663		Prime Value Obligations Fund, Class IS (held as collateral for securities lending)	6,432,663
		TOTAL	22,511,561
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $57,294,230)	59,274,342
		TOTAL INVESTMENTS--101.5% (IDENTIFIED COST $288,538,006) [5]	287,705,648
		OTHER ASSETS AND LIABILITIES -- NET--(1.5)%	(4,277,566)
		TOTAL NET ASSETS--100%	$283,428,082

1 Non-income producing security.

2 Certain shares and/or principal amounts are temporarily on loan to unaffiliated broker/dealers.

3 Treasury bill held as collateral for S&P 500 futures contracts.

4 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's board of directors. At April 30, 2003, these securities amounted to $5,167,146 which represents 1.8% of total net assets.

5 The cost of investments for federal tax purposes amounts to $288,538,006.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2003.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2003 (unaudited)

Assets:
Total investments in securities, at value including $6,203,372 of securities loaned (identified cost $288,538,006)		$287,705,648
Cash denominated in foreign currency (cost of $190,876)		203,881
Income receivable		1,199,941
Receivable for investments sold		1,148,963
Receivable for shares sold		636,070

TOTAL ASSETS		290,894,503

Liabilities:
Payable for investments purchased	$504,054
Payable for shares redeemed	457,741
Payable to bank	4,511
Payable on collateral due to broker	6,432,663
Accrued expenses	67,452

TOTAL LIABILITIES		7,466,421

Net assets for 17,681,551 shares outstanding		$283,428,082

Net Assets Consist of:
Paid in capital		$299,428,264
Net unrealized depreciation of investments, translation of assets and liabilities in foreign currency and futures contracts		(287,339)
Accumulated net realized loss on investments, foreign currency transactions and futures contracts		(16,121,380)
Undistributed net investment income		408,537

TOTAL NET ASSETS		$283,428,082

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($197,753,068 ÷ 12,326,603 shares outstanding)		$16.04

Offering price per share (100/94.50 of $16.04)[1]		$16.97

Redemption proceeds per share		$16.04

Class B Shares:
Net asset value per share ($61,988,457 ÷ 3,871,755 shares outstanding)		$16.01

Offering price per share		$16.01

Redemption proceeds per share (94.50/100 of $16.01)[1]		$15.13

Class C Shares:
Net asset value per share ($23,686,301 ÷ 1,483,177 shares outstanding)		$15.97

Offering price per share (100/99.00 of 15.97)[1]		$16.13

Redemption proceeds per share (99.00/100 of $15.97)[1]		$15.81

Class K Shares:
Net asset value per share ($256.01 ÷ 15.958 shares outstanding)		$16.04

Offering price per share		$16.04

Redemption proceeds per share		$16.04

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2003 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $10,425)				$2,678,600
Interest (including income on securities loaned of $7,855)				2,125,063

TOTAL INCOME				4,803,663

Expenses:
Investment adviser fee		$959,195
Administrative personnel and services fee		101,604
Custodian fees		10,743
Transfer and dividend disbursing agent fees and expenses -- Class A Shares		138,732
Transfer and dividend disbursing agent fees and expenses -- Class B Shares		41,880
Transfer and dividend disbursing agent fees and expenses -- Class C Shares		15,773
Transfer and dividend disbursing agent fees and expenses -- Class K Shares		0	[1]
Directors'/Trustees' fees		6,309
Auditing fees		8,007
Legal fees		2,521
Portfolio accounting fees		49,912
Distribution services fee--Class B Shares		223,441
Distribution services fee--Class C Shares		85,188
Distribution services fee--Class K Shares		0	[1]
Shareholder services fee--Class A Shares		234,902
Shareholder services fee--Class B Shares		74,481
Shareholder services fee--Class C Shares		28,396
Share registration costs		35,283
Printing and postage		37,478
Insurance premiums		765
Taxes		9,536
Miscellaneous		5,868

TOTAL EXPENSES		2,070,014

Waiver, Reimbursement and Expense Reduction:
Waiver of investment adviser fee	$(2,074)
Reimbursement of investment adviser fee	(1,343)
Fees paid indirectly from directed broker arrangements	(2,063)

TOTAL WAIVER, REIMBURSEMENT AND EXPENSE REDUCTION		(5,480)

Net expenses				2,064,534

Net investment income				2,739,129

Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized loss on investments and foreign currency transactions				(2,592,821)
Net realized loss on futures contracts				(15,159)
Net change in unrealized depreciation of investments, translation of assets and liabilities in foreign currency and futures contracts				9,910,443

Net realized and unrealized gain on investments, foreign currency and futures contracts				7,302,463

Change in net assets resulting from operations				$10,041,592

1 Represents less than $1.

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2003	Year Ended 10/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,739,129	$5,743,997
Net realized loss on investments, foreign currency transactions and futures contracts	(2,607,980)	(9,286,800)
Net change in unrealized appreciation/depreciation of investments, translation of assets and liabilities in foreign currency and futures contracts	9,910,443	(18,837,481)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	10,041,592	(22,380,284)

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(2,025,794)	(4,149,628)
Class B Shares	(422,656)	(953,497)
Class C Shares	(161,434)	(363,217)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,609,884)	(5,466,342)

Share Transactions:
Proceeds from sale of shares	44,543,226	102,779,882
Net asset value of shares issued to shareholders in payment of distributions declared	2,348,774	4,869,260
Cost of shares redeemed	(36,922,084)	(73,719,239)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	9,969,916	33,929,903

Change in net assets	17,401,624	6,083,277

Net Assets:
Beginning of period	266,026,458	259,943,181

End of period (including undistributed net investment income of $408,537 and $279,292, respectively)	$283,428,082	$266,026,458

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2003 (unaudited)

ORGANIZATION

Federated Stock and Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class K Shares. Effective April 8, 2003, the Fund added Class K Shares. The investment objective of the Fund is to provide relative safety of capital with the possibility of long-term growth of capital and income. Consideration is also given to current income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective transfer and dividend disbursing agent, distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Funds' policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code"), and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the six months ended April 30, 2003, the Fund had realized losses of $15,159 on futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At April 30, 2003, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Appreciation
June 2003	22 S&P 500 Index Futures	Long	$529,645

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2003, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$6,203,372	$6,432,663

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Directors.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At April 30, 2003, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	750,000,000
Class B Shares	500,000,000
Class C Shares	500,000,000
Class K Shares	500,000,000
TOTAL	2,250,000,000

Transactions in capital stock were as follows:

	Six Months Ended 4/30/2003		Year Ended 10/31/2002
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,176,214	$34,087,278	4,452,697	$74,821,478
Shares issued to shareholders in payment of distributions declared	117,770	1,839,845	216,498	3,696,620
Shares redeemed	(1,773,184)	(27,619,993)	(3,073,577)	(51,181,066)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	520,800	$8,307,130	1,595,618	$27,337,032

	Six Months Ended 4/30/2003		Year Ended 10/31/2002
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	532,300	$8,290,614	1,360,605	$23,050,923
Shares issued to shareholders in payment of distributions declared	23,534	367,776	49,499	846,270
Shares redeemed	(481,872)	(7,478,538)	(1,105,827)	(18,207,545)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	73,962	$1,179,852	304,277	$5,689,648

	Six Months Ended 4/30/2003		Year Ended 10/31/2002
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	139,217	$2,165,084	290,604	$4,907,481
Shares issued to shareholders in payment of distributions declared	9,059	141,153	19,124	326,370
Shares redeemed	(117,290)	(1,823,552)	(258,821)	(4,330,628)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	30,986	$482,685	50,907	$903,223

	Period Ended 4/30/2003[1]		Year Ended 10/31/2002
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	16	$250
Shares redeemed	0 [2]	(1)

NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	16	$249

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	625,764	$9,969,916	1,950,802	$33,929,903

1 Reflects operations for the period from April 8, 2003 (start of performance) to April 30, 2003.

2 Represents less than 1 share.

FEDERAL TAX INFORMATION

At April 30, 2003, the cost of investments for federal tax purposes was $288,538,006. The net unrealized depreciation of investments for federal tax purposes was $832,358. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,601,868 and net unrealized depreciation from investments for those securities having an excess of cost over value of $17,434,226.

At October 31, 2002, the Fund had a capital loss carryforward of $12,987,435 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$3,600,347

2010	$9,387,088

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to (a) a maximum of 0.55% of the average daily net assets of the Fund, and (b) 4.50% of the gross income of the Fund, excluding capital gains or losses. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order, the Fund may invest in Prime Value Obligations Fund which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B, Class C and Class K Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

Expense Reduction

The Fund directs certain portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2003, the Fund's expenses were reduced by $2,063 under these arrangements.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended April 30, 2003, were as follows:

Purchases	$121,999,573

Sales	$99,383,445

Purchases and sales of long-term U.S. government securities for the six months ended April 30, 2003, were as follows:

Purchases	$14,076,428

Sales	$22,676,629

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313911109
Cusip 313911208
Cusip 313911307

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

8080105 (6/03)

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Items 5-6   [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     [Reserved]

Item 9.     Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls and procedures (as defined in rule 30a-2 under the  Investment  Company Act of 1940 (the  "Act")) are  effective  in design  and  operation  and  are  sufficient  to  form  the  basis  of  the certifications  required  by Rule  30a-2  under  the  Act,  based  on their evaluation of these  disclosure  controls and procedures  within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no significant changes in the registrant's internal controls, or the internal  controls of its service  providers,  or in other factors that could  significantly  affect these controls subsequent to the date of their evaluation,  including any  corrective  actions with regard to  significant deficiencies and material weaknesses.

Item 10.    Exhibits

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Stock and Bond Fund, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        June 24, 2003

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer

Date        June 25, 2003

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        June 24, 2003